EQUITY (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Warrants outstanding, Number of Shares	4,798,469	5,819,129	7,036,000
Warrants outstanding, Weighted Average Exercise Price	$ 0.480	$ 0.457	$ 0.409
Granted	0		0
Granted	$ 0		$ 0
Exercised	(727,270)	(1,020,660)	(396,871)
Exercised	$ 0.550	$ 0.348	$ 0.504
Cancelled / Expired	0	0	820,000
Cancelled / Expired	$ 0	$ 0	$ 0.100
Warrants outstanding, Number of Shares	4,071,199	4,798,469	5,819,129
Warrants outstanding, Weighted Average Exercise Price	$ 0.468	$ 0.480	$ 0.457